Note 5 - Other Real Estate Owned ("OREO")	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Real Estate Owned [Text Block]
5.	OTHER REAL ESTATE OWNED (“OREO”)

OREO comprises foreclosed assets acquired in settlement of loans and is carried at fair value less estimated cost to sell and is included in other real estate owned on the Consolidated Balance Sheet. As of
December 31, 2017
and
December 31, 2016,
there were
$212,000
and
$934,000,
respectively, of OREO. The recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process according to local requirements of the applicable jurisdiction totaled
$1.5
million at
December 31, 2017.